Warrant Liabilities (Details Narrative) - $ / shares	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024
Class of Warrant or Right [Line Items]
Initial public offering description	the consummation of the Initial Public Offering (IPO), the Company issued 11,499,991 Public Warrants. Simultaneously with the closing of the IPO, WWAC issued 8,900,000 warrants in a private placement (the “Private Placement Warrants”), at a purchase price of $1.00 per Private Placement Warrant, which included 900,000 Units as a result of the underwriter’s full exercise of its option to purchase up to 900,000 additional warrants, at a purchase price of $1.00 per Private Placement Warrant. On November 6, 2023, WWAC issued 627,810 other Private Placement Warrants to the Sponsor pursuant to the conversion of a promissory note payable to the Sponsor. Upon consummation of the Business Combination, the Company assumed 11,499,991 Public Warrants and 9,527,810 Private Placement Warrants (collectively the “Warrants”).
Sale price	$ 18.00	$ 18.00
Public Warrants [Member]
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 11.50